Commitments and Contingencies (Details) - Schedule of future lease payments under operating leases - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of future lease payments under operating leases [Abstract]
2022	$ 373,949
2023	58,783
2024	48,095
Total future lease payments	480,827
Less imputed interest	(17,008)
Total lease liabilities	463,819
Less: current portion	356,274
Operating lease liability, non-current	$ 107,545	$ 315,190